UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica A. Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 29

Date of reporting period: March 1, 2016 – May 31, 2016

Item 1.  Schedule of Investments.

NWS INTERNATIONAL PROPERTY FUND SCHEDULE OF INVESTMENTS (Unaudited) MAY 31, 2016

Shares	Security Description	Value
Common Stock - 94.5%
Australia - 11.3%
84,800	Mirvac Group REIT	$119,207
46,840	Scentre Group REIT	157,758
56,870	Stockland REIT	186,196
36,270	The GPT Group REIT	141,032
		604,193
China - 5.1%
36,000	China Overseas Land & Investment, Ltd.	108,175
48,000	China Resources Land, Ltd.	114,769
69,000	Greentown China Holdings, Ltd. (a)	48,393
		271,337
France - 8.5%
1,220	Gecina SA REIT	172,326
1,640	ICADE REIT	118,445
3,560	Klepierre REIT	162,838
		453,609
Germany - 4.9%
3,320	ADO Properties SA (b)	119,944
6,700	Grand City Properties SA	141,007
		260,951
Hong Kong - 15.7%
25,500	Hongkong Land Holdings, Ltd.	154,020
35,000	Hysan Development Co., Ltd.	150,886
57,000	Kerry Properties, Ltd.	142,450
135,431	New World Development Co., Ltd.	127,924
42,000	Shangri-La Asia, Ltd.	47,941
18,000	Sun Hung Kai Properties, Ltd.	211,717
		834,938
Japan - 19.1%
7,600	Daiwa House Industry Co., Ltd.	220,790
10,000	Mitsubishi Estate Co., Ltd.	193,209
11,000	Mitsui Fudosan Co., Ltd.	270,343
7,000	Sumitomo Realty & Development Co., Ltd.	195,837
20,800	Tokyu Fudosan Holdings Corp.	137,496
		1,017,675
Netherlands - 2.8%
550	Unibail-Rodamco SE REIT	148,033
Singapore - 4.8%
46,800	CapitaLand, Ltd.	101,613
16,600	City Developments, Ltd.	98,725
13,000	UOL Group, Ltd.	53,620
		253,958
Spain - 3.8%
6,600	Melia Hotels International SA	80,558
10,866	Merlin Properties Socimi SA REIT (a)	119,619
		200,177
Thailand - 2.4%
80,300	Central Pattana PCL, NVDR	129,806
United Kingdom - 16.1%
2,350	Derwent London PLC REIT	112,047
21,430	Great Portland Estates PLC REIT	233,096
18,000	Land Securities Group PLC REIT	303,980
6,400	Shaftesbury PLC REIT	85,094
6,400	The UNITE Group PLC	60,854
17,400	Urban & Civic PLC	64,704
		859,775
Total Common Stock (Cost $5,104,465)		5,034,452
Money Market Fund - 5.3%
279,253	Fidelity Institutional Cash Money Market Fund, 0.34% (c) (Cost $279,253)	279,253
Total Investments - 99.8% (Cost $5,383,718)*		$5,313,705
Other Assets & Liabilities, Net – 0.2%		12,634
Net Assets – 100.0%		$5,326,339

PCL Public Company Limited
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $119,944 or 2.3% of net assets.
(c) Variable rate security. Rate presented is as of May 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$229,343
Gross Unrealized Depreciation	(299,356)
Net Unrealized Depreciation	$(70,013)

NWS INTERNATIONAL PROPERTY FUND SCHEDULE OF INVESTMENTS (Unaudited) MAY 31, 2016

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of May 31, 2016.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$5,034,452
Level 2 - Other Significant Observable Inputs	279,253
Level 3 - Significant Unobservable Inputs	-
Total	$5,313,705

The Level 1 value displayed in this table is Common Stock (REITS). The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by country.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	06/20/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	06/20/16

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	06/20/16